S000097583 [Member] Expense Example - S000097583 [Member] - C000267033 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	$ 144